Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012 Advance_LoansRates	Jun. 30, 2011	Dec. 31, 2011	Apr. 30, 2012 Agreement	Mar. 05, 2012 Agreement
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Cash raised from initial public offering	$ 184,300,000
Cash used to acquire certain assets						103,826,000	149,798,000
Number of pooling and servicing agreement						14	116
Unpaid principal balance on servicing agreements						2,900,000,000	15,200,000,000
Purchase price on initial mortgage servicing rights							138,792,000
Maturity period of deposits with financial institution			90 days and less
Percentage of servicing fee			0.12
Percentage of advance ratio exceeds at predetermined level			6.50%
Number of advance loan rate types			6
Organization costs			123,000	44,000
Incremental organization costs		17,000
Deferred tax assets			0
Deferred tax liabilities			0
Legal and other professional fees paid					$ 2,777,057,000
Minimum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower			1 day
Remitted on mortgage loan payments to the securitization			18 days
Maximum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower			15 days
Remitted on mortgage loan payments to the securitization			24 days